Environmental rehabilitation provision (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)
Reconciliation of changes in other provisions [abstract]
Current portion	$ 6,970	$ 5,974
Non-current portion	92,209	84,829
Estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation	166,000
Environmental bonding insurance 1	8,300		$ 6.1
Environmental bonding insurance 2	70,500
Environmental rehabilitation provision
Reconciliation of changes in other provisions [abstract]
Balance - Beginning of period	90,803	76,729
New obligations and revision of estimates	23,169	13,495
Accretion expense	3,547	3,432
Payment of environmental rehabilitation obligations	(667)	(2,190)
Transfer to liabilities associated with asset held for sale	(18,818)
Currency translation adjustment	1,145	(663)
Balance - End of period	99,179	90,803
Current portion	6,970	5,974
Non-current portion	92,209	84,829
Total liabilities	99,179	90,803
Estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation	$ 285,500	$ 126,300
Weighted average actualization rate	3.36%	4.40%
Average discount rate (as percent)	3.36%	4.40%
Additional Environmental Rehabilitation Obligation Related To An Inactive Site
Reconciliation of changes in other provisions [abstract]
Weighted average actualization rate	3.70%
Direct closure costs	$ 600
Long-term care and maintenance costs	$ 165,500
Term period	100 years
Discount value	$ 21,400
Average discount rate (as percent)	3.70%